Advances and Other Receivables (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Receivables and Note Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent, Total	$ 4,308	$ 3,570